Information by segment and main country - Information on income statements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Information by segment and main country [Line Items]
Revenue		€ 17,156		€ 17,313	€ 17,147
Sales including intercompany		17,156		17,313	17,147
Depreciation and amortisation expense	[1]	1,323		1,462	1,343
Adjusted EBITA	[2]	2,054		2,277	2,270
Diagnosis & Treatment [Member]
Information by segment and main country [Line Items]
Revenue		8,635	[3]	8,175	8,485
Sales including intercompany		8,846	[3]	8,289	8,576
Depreciation and amortisation expense		459	[3]	536	564
Adjusted EBITA	[2]	1,071	[3]	818	1,078
Connected Care [Member]
Information by segment and main country [Line Items]
Revenue		4,593		5,568	4,674
Sales including intercompany		4,638		5,644	4,705
Depreciation and amortisation expense		384		415	326
Adjusted EBITA	[2]	488		1,198	620
Personal Health [Member]
Information by segment and main country [Line Items]
Revenue		3,410		3,173	3,516
Sales including intercompany		3,441		3,172	3,511
Depreciation and amortisation expense		130		144	140
Adjusted EBITA	[2]	599		426	672
Other [Member]
Information by segment and main country [Line Items]
Revenue		519		396	472
Sales including intercompany		610		479	556
Depreciation and amortisation expense		350		368	313
Adjusted EBITA	[2]	(105)		(165)	(100)
Intersector Eliminations [member]
Information by segment and main country [Line Items]
Sales including intercompany		€ (379)		€ (272)	€ (201)

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2021 they received a corporate funding out of segment Other of EUR 16 million (2020: EUR 38 million, 2019: EUR 54 million) to support them during their emerging idea-to-market business phase.